UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

JennisonDryden Portfolios

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2009

Date of reporting period: 2/28/2009

Item 1 – Reports to Stockholders

FEBRUARY 28, 2009	SEMIANNUAL REPORT

Jennison Value Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Value Fund

Jennison Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.19%; Class B, 1.89%; Class C, 1.89%; Class L, 1.39%; Class M, 1.89%; Class R, 1.64%; Class X, 1.14%; Class Z, 0.89%. Net operating expenses apply to: Class A, 1.19%; Class B, 1.89%; Class C, 1.89%; Class L, 1.39%; Class M, 1.89%; Class R, 1.39%; Class X, 1.14%; Class Z, 0.89%, after contractual reduction through 12/31/2009 for Class R shares.

Cumulative Total Returns as of 2/28/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–43.16%	–43.40%	–19.61%	6.17%	—
Class B	–43.29	–43.74	–22.50	–1.40	—
Class C	–43.29	–43.77	–22.51	–1.41	—
Class L	–43.19	–43.50	N/A	N/A	–46.28% (3/16/07)
Class M	–43.36	–43.78	N/A	N/A	–46.79 (3/16/07)
Class R	–43.23	–43.54	N/A	N/A	–28.88 (6/03/05)
Class X	–42.88	–43.16	N/A	N/A	–46.24 (3/16/07)
Class Z	–43.04	–43.21	–18.55	8.96	—
Russell 1000 Value Index[2]	–44.71	–47.35	–29.10	–11.65	**
S&P 500 Index[3]	–41.79	–43.29	–29.03	–29.45	***
Lipper Multi-Cap Value Funds Avg.[4]	–43.20	–45.81	–29.85	4.42	****
Lipper Large-Cap Value Funds Avg.[5]	–42.36	–45.13	–28.95	–12.91	*****

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Average Annual Total Returns[6] as of 3/31/09
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–40.36%	–3.89%	0.35%	—
Class B	–40.08	–3.62	0.18	—
Class C	–37.89	–3.52	0.16	—
Class L	–40.64	N/A	N/A	–25.92% (3/16/07)
Class M	–40.62	N/A	N/A	–25.18 (3/16/07)
Class R	–36.98	N/A	N/A	–6.82 (6/03/05)
Class X	–39.95	N/A	N/A	–24.80 (3/16/07)
Class Z	–36.64	–2.54	1.18	—
Russell 1000 Value Index[2]	–42.42	–4.94	–0.62	**
S&P 500 Index[3]	–38.06	–4.76	–3.00	***
Lipper Multi-Cap Value Funds Avg.[4]	–40.11	–5.37	0.85	****
Lipper Large-Cap Value Funds Avg.[5]	–39.80	–5.11	–1.11	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years.

2The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

3The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed.

4The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

5The Lipper Large-Cap Value Funds Average (Lipper Average) represents returns based on average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Category, the returns for the Lipper

Jennison Value Fund	3

Your Fund’s Performance (continued)

Large-Cap Value Funds Average are also shown, as we believe—the Lipper Large-Cap Value Funds Average is more consistent with the management of the Fund.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase (eight years in the case of shares purchased prior to August 19, 1998), Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 1000 Value Index Closest Month-End to Inception cumulative total returns as of 2/28/09 are –52.25% for Class L, Class M, and Class X; and –37.16% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total returns as of 3/31/09 are –28.01% for Class L, Class M, and Class X; and –9.50% for Class R.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 2/28/09 are –45.94% for Class L, Class M, and Class X; and –33.28% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/09 are –23.32% for Class L, Class M, and Class X; and –8.03% for Class R.

****Lipper Multi-Cap Value Funds Avg. Closest Month-End to Inception cumulative total returns as of 2/28/09 are –50.85% for Class L, Class M, and Class X; and –36.65% for Class R. Lipper Multi-Cap Value Funds Avg. Closest Month-End to Inception average annual total returns as of 3/31/09 are –27.16% for Class L, Class M, and Class X; and –9.50% for Class R.

*****Lipper Large-Cap Value Funds Avg. Closest Month-End to Inception cumulative total returns as of 2/28/09 are –48.85% for Class L, Class M, and Class X; and –34.57% for Class R. Lipper Large-Cap Value Funds Avg. Closest Month-End to Inception average total returns as of 3/31/09 are –25.82% for Class L, Class M, and Class X; and –8.89% for Class R.

Investors cannot invest directly in an index. The returns for the Russell 1000 Value Index, the S&P 500 Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/09
Symantec Corp., Software	3.7%
CA, Inc., Software	3.2
Kroger Co. (The), Food & Staples Retailing	2.8
Comcast Corp. (Class A), Media	2.7
H&R Block, Inc., Diversified Consumer Services	2.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/09
Oil, Gas & Consumable Fuels	14.6%
Software	9.6
Capital Markets	7.5
Food & Staples Retailing	7.4
Pharmaceuticals	6.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2008, at the beginning of the period, and held through the six-month period ended February 28, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs

Jennison Value Fund	5

Fees and Expenses (continued)

of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Value Fund		Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$568.40	1.19%	$4.63
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class B	Actual	$1,000.00	$567.10	1.89%	$7.34
	Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44

Class C	Actual	$1,000.00	$567.10	1.89%	$7.34
	Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44

Class L	Actual	$1,000.00	$568.10	1.39%	$5.40
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

Class M	Actual	$1,000.00	$566.40	1.89%	$7.34
	Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44

Class R	Actual	$1,000.00	$567.70	1.39%	$5.40
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

Class X	Actual	$1,000.00	$571.20	1.14%	$4.44
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

Class Z	Actual	$1,000.00	$569.60	0.89%	$3.46
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2009, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.2%
COMMON STOCKS 95.3%

Auto Components 0.5%
638,900	Goodyear Tire & Rubber Co. (The)(a)	$2,836,716

Capital Markets 7.5%
411,262	Bank of New York Mellon Corp. (The)	9,117,679
161,000	Goldman Sachs Group, Inc. (The)	14,663,880
682,200	TD Ameritrade Holding Corp.(a)(b)	8,097,714
476,500	Morgan Stanley (b)	9,310,810

		41,190,083

Commercial Services & Supplies 2.3%
463,660	Waste Management, Inc.	12,518,820

Communications Equipment 1.1%
186,300	QUALCOMM, Inc.	6,228,009

Consumer Finance 0.7%
893,800	SLM Corp.(a)(b)	4,111,480

Diversified Consumer Services 4.0%
292,500	Career Education Corp.(a)(b)	7,215,975
777,100	H&R Block, Inc.	14,842,610

		22,058,585

Diversified Financial Services 0.6%
157,000	JPMorgan Chase & Co.	3,587,450

Electric Utilities 1.5%
119,600	Entergy Corp.	8,059,844

Energy Equipment & Services 1.3%
273,800	National-Oilwell Varco, Inc.(a)	7,318,674

Food & Staples Retailing 7.4%
543,800	CVS Caremark Corp.	13,997,412
749,800	Kroger Co. (The)	15,498,366
229,600	Wal-Mart Stores, Inc.	11,305,504

		40,801,282

See Notes to Financial Statements.

Jennison Value Fund	7

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food Products 6.6%
375,364	Cadbury PLC, ADR (United Kingdom)	$11,501,153
784,700	ConAgra Foods, Inc.	11,833,276
1,553,500	Tyson Foods, Inc. (Class A)	13,096,005

		36,430,434

Healthcare Providers & Services 4.7%
385,000	Aetna, Inc.	9,189,950
466,800	Omnicare, Inc.(b)	12,104,124
235,200	UnitedHealth Group, Inc.	4,621,680

		25,915,754

Household Products 2.5%
298,089	Kimberly-Clark Corp.	14,042,973

Independent Power Producers & Energy Traders 2.3%
665,600	NRG Energy, Inc.(a)(b)	12,579,840

Insurance 3.3%
230,600	Allstate Corp. (The)	3,880,998
299,300	Axis Capital Holdings Ltd.	6,698,334
2,222	Berkshire Hathaway, Inc. (Class B)(a)	5,697,208
574,100	XL Capital Ltd. (Class A)(b)	1,900,271

		18,176,811

Internet & Catalog Retail 1.1%
270,500	HSN, Inc.(a)	1,155,035
1,044,670	Ticketmaster Entertainment, Inc.(a)	5,108,436

		6,263,471

Internet Software & Services 3.6%
15,800	Google, Inc. (Class A)(a)(b)	5,340,242
972,050	IAC/InterActiveCorp(a)	14,512,707

		19,852,949

Media 6.6%
1,159,500	Comcast Corp. (Class A)	15,143,070
622,900	Discovery Communications, Inc. (Class A)(a)(b)	9,661,179
805,812	Liberty Global, Inc.(Series C)(a)(b)	9,581,105
13,799,740	Sirius XM Radio, Inc.(a)(b)	2,207,958

		36,593,312

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multi-Utilities 2.4%
322,000	Sempra Energy	$13,385,540

Office Electronics 0.6%
653,500	Xerox Corp.	3,385,130

Oil, Gas & Consumable Fuels 14.1%
116,700	Apache Corp.	6,895,803
502,300	Chesapeake Energy Corp.	7,855,972
146,500	EOG Resources, Inc.	7,330,860
116,500	Hess Corp.	6,371,385
212,900	Occidental Petroleum Corp.	11,043,123
301,500	Petroleo Brasileiro SA, ADR (Brazil)	8,360,595
299,900	Suncor Energy, Inc.(b)	6,234,921
236,629	Trident Resources Corp., Private (Canada) (cost $9,942,621; purchased 3/11/05 - 1/5/06)(a)(e)(f)	801,659
817,900	Williams Cos., Inc. (The)	9,242,270
439,200	XTO Energy, Inc.	13,905,072

		78,041,660

Paper & Forest Products 0.1%
748,100	Domtar Corp.,(a)	590,999

Pharmaceuticals 5.8%
806,000	Mylan, Inc.(a)(b)	10,018,580
790,300	Schering-Plough Corp.	13,743,317
71,400	Shire PLC ADR (United Kingdom)	2,531,844
135,100	Wyeth	5,514,782

		31,808,523

Semiconductors & Semiconductor Equipment 1.6%
1,160,900	Marvell Technology Group Ltd.(a)	8,718,359
2,244,000	Spansion Inc. (Class A)(a)	112,200

		8,830,559

Software 9.6%
1,053,000	CA, Inc.	17,848,350
400,200	Check Point Software Technologies Ltd.(a)	8,792,394
382,000	Microsoft Corp.	6,169,300
1,476,000	Symantec Corp.(a)(b)	20,413,080

		53,223,124

See Notes to Financial Statements.

Jennison Value Fund	9

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance 1.1%
350,840	People’s United Financial, Inc.(b)	$6,108,124

Wireless Telecommunication Services 2.4%
930,500	NII Holdings, Inc.(a)	11,919,705
1,503,900	Virgin Mobile USA, Inc.(a)(b)	1,579,095

		13,498,800

	TOTAL COMMON STOCKS (cost $767,212,144)	527,438,946

PREFERRED STOCKS 1.4%

Consumer Finance 0.3%
6,530	SLM Corp., 7.25%, 12/15/10 (Series C)	1,746,775

Pharmaceuticals 1.1%
7,560	Mylan, Inc., 6.50%, 11/15/10 (Series C)	6,130,328

	TOTAL PREFERRED STOCKS (cost $7,567,394)	7,877,103

Principal Amount (000)#
CORPORATE BOND 0.5%

Oil, Gas & Consumable Fuels 0.5%
CAD 8,566	Trident Resources Corp., Note, Private (Canada) PIK, 8.936%, 8/12/12 (cost $8,124,576; purchased 8/20/07)(e)(f)	2,676,839

Units
WARRANT

Oil, Gas & Consumable Fuels
720,366	Trident Resources Corp., Private, (Canada) expiring 1/01/15 (cost $0; purchased 8/20/07)(a)(e)(f)	57

	TOTAL LONG-TERM INVESTMENTS (cost $782,904,114)	537,992,945

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 23.8%

Affiliated Money Market Mutual Fund
131,894,749	Dryden Core Investment Fund - Taxable Money Market Series (cost $131,894,749; includes $116,401,289 of cash collateral received for securities on loan) (Note 3)(c)(d)	$131,894,749

	TOTAL INVESTMENTS(g) 121.0% (cost $914,798,863; Note 5)	669,887,694
	Liabilities in excess of other assets (21.0%)	(116,334,842)

	NET ASSETS 100.0%	$553,552,852

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

CAD—Canadian Dollar

PIK—Payment in Kind

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $92,170,727; cash collateral of $ 116,401,289 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a security restricted to resale. The aggregate cost of such securities is $18,067,197. The aggregate value of $3,478,555 is approximately 0.6% of net assets.
(g)	As of February 28, 2009, three securities valued at $3,478,555 and representing 0.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Jennison Value Fund	11

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$666,409,139	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	3,478,555	—

Total	$669,887,694	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 8/31/08	$15,782,371
Realized gain (loss)	(10,816,569)
Change in unrealized appreciation (depreciation)	731,961
Net purchases (sales)	(2,219,208)
Transfers in and/or out of Level 3	—

Balance as of 02/28/09	$3,478,555

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of nets assets as of February 28, 2009 were as follows:

Affiliated Money Market Mutual Fund (including 21.0% of collateral received for securities on loan)	23.8%
Oil, Gas & Consumable Fuels	14.6
Software	9.6
Capital Markets	7.5
Food & Staples Retailing	7.4
Pharmaceuticals	6.9
Media	6.6
Food Products	6.6
Healthcare Providers & Services	4.7
Diversified Consumer Services	4.0
Internet Software & Services	3.6
Insurance	3.3
Household Products	2.5
Multi-Utilities	2.4
Wireless Telecommunication Services	2.4
Commercial Services & Supplies	2.3
Independent Power Producers & Energy Traders	2.3
Semiconductors & Semiconductor Equipment	1.6
Electric Utilities	1.5
Energy Equipment & Services	1.3
Communications Equipment	1.1
Internet & Catalog Retail	1.1
Thrifts & Mortgage Finance	1.1
Consumer Finance	1.0
Diversified Financial Services	0.6
Office Electronics	0.6
Auto Components	0.5
Paper & Forest Products	0.1

121.0
Liabilities in excess of other assets	(21.0)

100.0%

See Notes to Financial Statements.

Jennison Value Fund	13

Statement of Assets and Liabilities

as of February 28, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $92,170,727:
Unaffiliated investments (cost $782,904,114)	$537,992,945
Affiliated investments (cost $131,894,749)	131,894,749
Cash	163,467
Receivable for investments sold	7,786,164
Dividends and interest receivable	943,669
Receivable for Fund shares sold	194,052
Foreign tax reclaim receivable	183,774
Prepaid expenses	15,674

Total assets	679,174,494

Liabilities
Payable to broker for collateral for securities on loan	116,401,289
Payable for investments purchased	6,888,805
Payable for Fund shares reacquired	1,256,022
Accrued expenses	504,205
Management fee payable	269,025
Distribution fee payable	152,859
Affiliated transfer agent fee payable	140,309
Deferred trustees’ fees	9,128

Total liabilities	125,621,642

Net Assets	$553,552,852

Net assets were comprised of:
Shares of beneficial interest, at par	$661,557
Paid-in capital in excess of par	1,011,894,597

1,012,556,154
Undistributed net investment income	1,101,852
Accumulated net realized loss on investment and foreign currency transactions	(215,197,203)
Net unrealized depreciation on investments and foreign currencies	(244,907,951)

Net assets, February 28, 2009	$553,552,852

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($424,785,688 ÷ 50,723,707 shares of beneficial interest issued and outstanding)	$8.37
Maximum sales charge (5.50% of offering price)	.49

Maximum offering price to public	$8.86

Class B
Net asset value, offering price and redemption price per share ($28,019,812 ÷ 3,375,980 shares of beneficial interest issued and outstanding)	$8.30

Class C
Net asset value, offering price and redemption price per share ($22,213,175 ÷ 2,677,148 shares of beneficial interest issued and outstanding)	$8.30

Class L
Net asset value, offering price and redemption price per share ($1,396,742 ÷ 167,055 shares of beneficial interest issued and outstanding)	$8.36

Class M
Net asset value, offering price and redemption price per share ($2,510,718 ÷ 302,370 shares of beneficial interest issued and outstanding)	$8.30

Class R
Net asset value, offering price and redemption price per share ($3,794,200 ÷ 453,617 shares of beneficial interest issued and outstanding)	$8.36

Class X
Net asset value, offering price and redemption price per share ($1,025,611 ÷ 123,201 shares of beneficial interest issued and outstanding)	$8.32

Class Z
Net asset value, offering price and redemption price per share ($69,806,906 ÷ 8,332,597 shares of beneficial interest issued and outstanding)	$8.38

See Notes to Financial Statements.

Jennison Value Fund	15

Statement of Operations

Six Months Ended February 28, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $7,262)	$5,713,324
Affiliated income from securities loaned, net	443,543
Unaffiliated interest income	333,389
Affiliated dividend income	115,460

Total income	6,605,716

Expenses
Management fee	1,954,447
Distribution fee—Class A	790,770
Distribution fee—Class B	189,444
Distribution fee—Class C	142,824
Distribution fee—Class L	4,448
Distribution fee—Class M	17,513
Distribution fee—Class R	9,938
Distribution fee—Class X	1,687
Transfer agent’s fees and expenses (including affiliated expense of $222,000) (Note 3)	807,000
Reports to shareholders	81,000
Custodian’s fees and expenses	72,000
Registration fees	55,000
Trustees’ fees	20,000
Legal fees and expenses	15,000
Audit fee	10,000
Interest expense (Note 7)	4,377
Insurance	4,000
Miscellaneous	11,499

Total expenses	4,190,947

Net investment income	2,414,769

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(196,041,545)
Foreign currency transactions	(3,791)

(196,045,336)

Net change in unrealized appreciation (depreciation) on:
Investments	(254,719,200)
Foreign currencies	(12)

(254,719,212)

Net loss on investment and foreign currency transactions	(450,764,548)

Net Decrease In Net Assets Resulting From Operations	$(448,349,779)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2009	Year Ended August 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,414,769	$8,938,809
Net realized gain (loss) on investment and foreign currency transactions	(196,045,336)	57,641,885
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(254,719,212)	(190,708,157)

Net increase (decrease) in net assets resulting from operations	(448,349,779)	(124,127,463)

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(5,718,887)	(9,073,325)
Class B	(49,455)	(292,113)
Class C	(36,609)	(178,854)
Class L	(13,511)	(36,658)
Class M	(4,469)	(35,867)
Class R	(30,346)	(18,636)
Class X	(11,336)	(25,623)
Class Z	(1,189,492)	(1,205,555)

	(7,054,105)	(10,866,631)

Distributions from net realized gains:
Class A	(45,131,403)	(145,035,070)
Class B	(3,373,547)	(15,566,446)
Class C	(2,497,205)	(9,531,318)
Class L	(151,796)	(732,602)
Class M	(304,877)	(1,911,149)
Class R	(340,944)	(372,374)
Class X	(121,645)	(516,833)
Class Z	(6,884,634)	(15,416,633)

	(58,806,051)	(189,082,425)

Capital Contributions	631	5,731

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	53,929,447	135,802,668
Net asset value of shares issued in reinvestment of dividends and distributions	62,510,483	188,802,367
Cost of shares reacquired	(104,481,604)	(262,686,914)

Net increase in net assets from Fund share transactions	11,958,326	61,918,121

Total increase (decrease)	(502,250,978)	(262,152,667)

Net Assets
Beginning of period	1,055,803,830	1,317,956,497

End of period(a)	$553,552,852	$1,055,803,830

(a) Includes undistributed net investment income of:	$1,101,852	$5,741,188

See Notes to Financial Statements.

Jennison Value Fund	17

Notes to Financial Statements

(Unaudited)

JennisonDryden Portfolios, Inc. (the “Portfolios”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company and currently consists of two funds: Jennison Value Fund (the “Fund”) and Dryden US Equity Active Extension Fund. The financial statements for the Dryden US Equity Active Extension Fund are not represented herein. The investment objective of the Fund is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks and convertible securities that provide investment income returns above those of the Standard & Poor’s 500 Composite Stock Price Index or the NYSE Composite Index.

During 2007, the Fund’s fiscal year was changed from an annual reporting period that ends October 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities

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for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market-value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net

Jennison Value Fund	19

Notes to Financial Statements

(Unaudited) continued

realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements under the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

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Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned.

Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Portfolios have a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Jennison Value Fund	21

Notes to Financial Statements

(Unaudited) continued

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $500 million, .50 of 1% of the next $500 million, .475 of 1% of the next $500 million and .45 of 1% of the average daily net assets in excess of $1.5 billion. The effective management fee rate was .57 of 1% of the Fund’s average daily net assets for the six months ended February 28, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 0.25 of 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended February 28, 2009, PIMS contractually agreed to limit such fees to .50% of 1% of the average daily net assets of the Class R shares.

Management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The manager has agreed to pay for the overcharge. This amount is reflected in the Statement of Changes and Financial Highlights as a contribution to capital. The impact of this matter has been reflected in the Financial Highlights for the ten-month period ended August 31, 2007.

PIMS has advised the Fund that it has received approximately $60,500 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2009. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2009, it received approximately $300, $36,400, $1,800, $2,800 and $400 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2009, the Fund incurred approximately $142,000 in total networking fees, of which approximately $70,300 and $400 were paid to First Clearing and Wachovia, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2009 PIM has been compensated approximately $202,600 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”) of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2009 were $270,680,854 and $320,727,949, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$923,729,106	$25,664,207	$(279,505,619)	$(253,841,412)

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of losses on wash sales.

Jennison Value Fund	23

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class M and Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2009:
Shares sold	2,466,365	$25,367,757
Shares issued in reinvestment of dividends and distributions	5,541,732	48,156,977
Shares reacquired	(7,479,538)	(77,111,126)

Net increase (decrease) in shares outstanding before conversion	528,559	(3,586,392)
Shares issued upon conversion from Class B, Class M and Class X	695,845	7,873,988

Net increase (decrease) in shares outstanding	1,224,404	$4,287,596

Year ended August 31, 2008:
Shares sold	3,753,928	$67,911,482
Shares issued in reinvestment of dividends and distributions	7,997,153	145,467,708
Shares reacquired	(9,964,961)	(180,103,805)

Net increase (decrease) in shares outstanding before conversion	1,786,120	33,275,385
Shares issued upon conversion from Class B, Class M and Class X	1,406,404	25,377,914

Net increase (decrease) in shares outstanding	3,192,524	$58,653,299

Class B
Six months ended February 28, 2009:
Shares sold	126,200	$1,291,749
Shares issued in reinvestment of dividends and distributions	385,006	3,318,810
Shares reacquired	(521,245)	(5,331,110)

Net increase (decrease) in shares outstanding before conversion	(10,039)	(720,551)
Shares reacquired upon conversion into Class A	(637,585)	(7,229,683)

Net increase (decrease) in shares outstanding	(647,624)	$(7,950,234)

Year ended August 31, 2008:
Shares sold	262,016	$4,741,609
Shares issued in reinvestment of dividends and distributions	851,426	15,317,191
Shares reacquired	(1,069,626)	(19,143,157)

Net increase (decrease) in shares outstanding before conversion	43,816	915,643
Shares reacquired upon conversion into Class A	(1,229,818)	(21,823,805)

Net increase (decrease) in shares outstanding	(1,186,002)	$(20,908,162)

Class C
Six months ended February 28, 2009:
Shares sold	180,584	$1,895,276
Shares issued in reinvestment of dividends and distributions	267,574	2,306,491
Shares reacquired	(588,330)	(6,060,614)

Net increase (decrease) in shares outstanding	(140,172)	$(1,858,847)

Year ended August 31, 2008:
Shares sold	437,995	$8,285,181
Shares issued in reinvestment of dividends and distributions	470,674	8,472,370
Shares reacquired	(1,098,765)	(19,562,879)

Net increase (decrease) in shares outstanding	(190,096)	$(2,805,328)

Jennison Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Class L
Six months ended February 28, 2009:
Shares sold	9,216	$91,987
Shares issued in reinvestment of dividends and distributions	18,840	163,533
Shares reacquired	(36,755)	(400,457)

Net increase (decrease) in shares outstanding	(8,699)	$(144,937)

Year ended August 31, 2008:
Shares sold	1,862	$34,221
Shares issued in reinvestment of dividends and distributions	41,848	759,124
Shares reacquired	(111,696)	(1,995,368)

Net increase (decrease) in shares outstanding	(67,986)	$(1,202,023)

Class M
Six months ended February 28, 2009:
Shares sold	10,056	$114,187
Shares issued in reinvestment of dividends and distributions	33,709	290,908
Shares reacquired	(55,715)	(601,793)

Net increase (decrease) in shares outstanding before conversion	(11,950)	(196,698)
Shares reacquired upon conversion into Class A	(47,567)	(471,816)

Net increase (decrease) in shares outstanding	(59,517)	$(668,514)

Year ended August 31, 2008:
Shares sold	18,974	$370,311
Shares issued in reinvestment of dividends and distributions	100,754	1,813,579
Shares reacquired	(274,577)	(5,006,324)

Net increase (decrease) in shares outstanding before conversion	(154,849)	(2,822,434)
Shares reacquired upon conversion into Class A	(191,919)	(3,501,964)

Net increase (decrease) in shares outstanding	(346,768)	$(6,324,398)

Class R
Six months ended February 28, 2009:
Shares sold	206,377	$2,267,667
Shares issued in reinvestment of dividends and distributions	42,775	371,290
Shares reacquired	(86,438)	(868,410)

Net increase (decrease) in shares outstanding	162,714	$1,770,547

Year ended August 31, 2008:
Shares sold	258,696	$4,583,766
Shares issued in reinvestment of dividends and distributions	21,518	390,552
Shares reacquired	(74,745)	(1,299,260)

Net increase (decrease) in shares outstanding	205,469	$3,675,058

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Class X
Six months ended February 28, 2009:
Shares sold	11,551	$124,125
Shares issued in reinvestment of dividends and distributions	15,380	132,578
Shares reacquired	(14,941)	(163,039)

Net increase (decrease) in shares outstanding before conversion	11,990	93,664
Shares reacquired upon conversion into Class A	(18,140)	(172,489)

Net increase (decrease) in shares outstanding	(6,150)	$(78,825)

Year ended August 31, 2008:
Shares sold	3,673	$61,423
Shares issued in reinvestment of dividends and distributions	28,948	520,780
Shares reacquired	(74,307)	(1,327,908)

Net increase (decrease) in shares outstanding before conversion	(41,686)	(745,705)
Shares reacquired upon conversion into Class A	(3,207)	(52,145)

Net increase (decrease) in shares outstanding	(44,893)	$(797,850)

Class Z
Six months ended February 28, 2009:
Shares sold	2,202,059	$22,776,699
Shares issued in reinvestment of dividends and distributions	895,149	7,769,896
Shares reacquired	(1,360,684)	(13,945,055)

Net increase (decrease) in shares outstanding	1,736,524	$16,601,540

Year ended August 31, 2008:
Shares sold	2,797,692	$49,814,675
Shares issued in reinvestment of dividends and distributions	881,507	16,061,063
Shares reacquired	(1,872,828)	(34,248,213)

Net increase (decrease) in shares outstanding	1,806,371	$31,627,525

Note 7. Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

Jennison Value Fund	27

Notes to Financial Statements

(Unaudited) continued

The Fund utilized the line of credit during the six months ended February 28, 2009. The average daily balance for the 7 days the Fund had an outstanding balance was approximately $1,480,571 at a weighted average interest rate of approximately 1.40%. At February 28, 2009, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

28	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

FEBRUARY 28, 2009	SEMIANNUAL REPORT

Jennison Value Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.55

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.14)

Total from investment operations	(7.10)

Less Dividends and Distributions:
Dividends from net investment income	(.12)
Distributions from net realized gains	(.96)

Total dividends and distributions	(1.08)

Net asset value, end of period	$8.37

Total Return(b):	(43.16)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$424,786
Average net assets (000)	$531,591
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees(d)	1.19	%(e)
Expenses, excluding distribution and service (12b-1) fees	.89	%(e)
Net investment income	.74	%(e)
Portfolio turnover rate	38	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through February 29, 2008.
(e)	Annualized.
(f)	Not annualized.
(g)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31, 2008(a)	Ten-Month Period Ended August 31, 2007(a)(c)		Year Ended October 31,
			2006(a)	2005(a)	2004(a)	2003(a)

$21.81	$22.49		$19.77	$16.71	$14.50	$12.17

.15	.16		.22	.14	.11	.11
(2.01)	1.61		3.56	3.07	2.22	2.31

(1.86)	1.77		3.78	3.21	2.33	2.42

(.20)	(.19)		(.14)	(.15)	(.12)	(.09)
(3.20)	(2.26)		(.92)	—	—	—

(3.40)	(2.45)		(1.06)	(.15)	(.12)	(.09)

$16.55	$21.81		$22.49	$19.77	$16.71	$14.50

(9.95)%	8.66%		19.85%	19.31%	16.21%	19.97%

$819,162	$1,010,160		$946,315	$771,540	$610,345	$559,230
$910,313	$1,028,798		$872,078	$699,013	$598,375	$529,960

1.00%	.95	%(e)	.98%	1.04%	1.07%	1.12%
.73%	.70	%(e)	.73%	.79%	.82%	.87%
.83%	.90	%(e)	1.05%	.77%	.68%	.88%
51%	55	%(f)	49%	56%	56%	97%

See Notes to Financial Statements.

Jennison Value Fund	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 28, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.28

Income (loss) from investment operations:
Net investment income (loss)	—	(f)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.01)

Total from investment operations	(7.01)

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	(.96)

Total dividends and distributions	(.97)

Net asset value, end of period	$8.30

Total Return(c):	(43.29)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,020
Average net assets (000)	$38,206
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.89	%(d)
Expenses, excluding distribution and service (12b-1) fees	.89	%(d)
Net investment income (loss)	.06	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31, 2008(a)	Ten-Month Period Ended August 31, 2007(a)(b)		Year Ended December 31,
			2006(a)	2005(a)	2004(a)	2003(a)

$21.52	$22.18		$19.52	$16.49	$14.31	$12.02

.02	.03		.07	.02	(.01)	.02
(2.00)	1.60		3.51	3.02	2.20	2.27

(1.98)	1.63		3.58	3.04	2.19	2.29

(.06)	(.03)		—	(.01)	(.01)	—
(3.20)	(2.26)		(.92)	—	—	—

(3.26)	(2.29)		(.92)	(.01)	(.01)	—

$16.28	$21.52		$22.18	$19.52	$16.49	$14.31

(10.65)%	8.02%		18.96%	18.44%	15.34%	19.05%

$65,520	$112,108		$105,824	$119,151	$193,230	$215,039
$87,249	$112,785		$112,070	$161,840	$212,833	$221,850

1.73%	1.70	%(d)	1.73%	1.79%	1.82%	1.87%
.73%	.70	%(d)	.73%	.79%	.82%	.87%
.11%	.15	%(d)	.32%	.04%	(.06)%	.13%

See Notes to Financial Statements.

Jennison Value Fund	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 28, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.29

Income (loss) from investment operations:
Net investment income (loss)	—	(f)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.02)

Total from investment operations	(7.02)

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	(.96)

Total dividends and distributions	(.97)

Net asset value, end of period	$8.30

Total Return(c):	(43.32)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,213
Average net assets (000)	$28,803
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.89	%(d)
Expenses, excluding distribution and service (12b-1) fees	.89	%(d)
Net investment income (loss)	.04	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31, 2008(a)	Ten-Month Period Ended August 31, 2007(a)(b)		Year Ended October 31,
			2006(a)	2005(a)	2004(a)	2003(a)

$21.52	$22.19		$19.52	$16.49	$14.31	$12.02

.02	.02		.06	.01	(.01)	.02
(1.99)	1.60		3.53	3.03	2.20	2.27

(1.97)	1.62		3.59	3.04	2.19	2.29

(.06)	(.03)		—	(.01)	(.01)	—
(3.20)	(2.26)		(.92)	—	—	—

(3.26)	(2.29)		(.92)	(.01)	(.01)	—

$16.29	$21.52		$22.19	$19.52	$16.49	$14.31

(10.61)%	7.98%		18.95%	18.44%	15.34%	19.05%

$45,882	$64,731		$32,189	$20,540	$20,006	$21,268
$55,511	$52,776		$24,812	$20,814	$21,130	$22,008

1.73%	1.70	%(d)	1.73%	1.79%	1.82%	1.87%
.73%	.70	%(d)	.73%	.79%	.82%	.87%
.10%	.11	%(d)	.29%	.05%	(.07)%	.13%

See Notes to Financial Statements.

Jennison Value Fund	35

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended February 28, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.48

Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.10)

Total from investment operations	(7.07)

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	(.96)

Total dividends and distributions	(1.05)

Net asset value, end of period	$8.36

Total Return(d):	(43.19)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,397
Average net assets (000)	$1,794
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.39	%(e)
Expenses, excluding distribution and service (12b-1) fees	.89	%(e)
Net investment income	.55	%(e)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class L
Year Ended August 31, 2008(b)	March 16, 2007(a) through August 31, 2007(b)(c)

$21.74	$20.65

.11	.05

(2.01)	1.04

(1.90)	1.09

(.16)	—
(3.20)	—

(3.36)	—

$16.48	$21.74

(10.17)%	5.28%

$2,896	$5,299
$4,100	$3,274

1.23%	1.20	%(e)
.73%	.70	%(e)
.61%	.51	%(e)

See Notes to Financial Statements.

Jennison Value Fund	37

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended February 28, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.30

Income (loss) from investment operations:
Net investment income	—	(e)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.03)

Total from investment operations	(7.03)

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	(.96)

Total dividends and distributions	(.97)

Net asset value, end of period	$8.30

Total Return(d):	(43.36)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,511
Average net assets (000)	$3,532
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	1.89	%(f)
Expenses, excluding distribution and service (12b-1) fees	.89	%(f)
Net investment income	.04	%(f)

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class M
Year Ended August 31, 2008(b)	March 16, 2007(a) through August 31, 2007(b)(c)

$21.53	$20.49

.02	—	(e)

(1.99)	1.04

(1.97)	1.04

(.06)	—
(3.20)	—

(3.26)	—

$16.30	$21.53

(10.59)%	5.08%

$5,898	$15,256
$9,964	$9,920

1.73%	1.70	%(f)
.73%	.70	%(f)
.11%	.01	%(f)

See Notes to Financial Statements.

Jennison Value Fund	39

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended February 28, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.49

Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.11)

Total from investment operations	(7.08)

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	(.96)

Total dividends and distributions	(1.05)

Net asset value, end of period	$8.36

Total Return(d):	(43.23)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,794
Average net assets (000)	$4,009
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees(e)	1.39	%(f)
Expenses, excluding distribution and service (12b-1) fees	.89	%(f)
Net investment income	.56	%(f)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.
(g)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class R
Year Ended August 31, 2008(b)	Ten-Month Period Ended August 31, 2007(b)(c)		Year Ended October 31, 2006(b)	June 3, 2005(a) through October 31, 2005(b)

$21.75	$22.39		$19.74	$18.31

.11	.05		.13	.01
(2.01)	1.69		3.53	1.42

(1.90)	1.74		3.66	1.43

(.16)	(.12)		(.09)	—
(3.20)	(2.26)		(.92)	—

(3.36)	(2.38)		(1.01)	—

$16.49	$21.75		$22.39	$19.74

(10.16)%	8.44%		19.21%	7.81%

$4,796	$1,858		$64	$3
$3,557	$685		$21	$3

1.23%	1.20	%(f)	1.23%	1.29	%(f)
.73%	.70	%(f)	.73%	.79	%(f)
.60%	.62	%(f)	.61%	.19	%(f)

See Notes to Financial Statements.

Jennison Value Fund	41

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended February 28, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.37

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.05)

Total from investment operations	(7.00)

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	(.96)

Total dividends and distributions	(1.05)

Capital Contributions:	—	(h)

Net asset value, end of period	$8.32

Total Return(d):	(43.02)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,025
Average net assets (000)	$1,361
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.14	%(e)
Expenses, excluding distribution and service (12b-1) fees	.89	%(e)
Net investment income	.81	%(e)

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.
(g)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of the regulatory limits.
(h)	Less than $.005 per share.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class X
Year Ended August 31, 2008(b)	March 16, 2007(a) through August 31, 2007(b)(c)(g)

$21.52	$20.49

.15	.07
(1.99)	1.03

(1.84)	1.10

(.15)	(.09)
(3.20)	—

(3.35)	(.09)

.04	.02

$16.37	$21.52

(9.67)%	5.47%

$2,117	$3,749
$2,927	$2,334

1.02%	1.01	%(e)
.73%	.70	%(e)
.82%	.71	%(e)

See Notes to Financial Statements.

Jennison Value Fund	43

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended February 28, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.61

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.15)

Total from investment operations	(7.10)

Less Dividends and Distributions:
Dividends from net investment income	(.17)
Distributions from net realized gains	(.96)

Total dividends and distributions	(1.13)

Net asset value, end of period	$8.38

Total Return(b):	(43.04)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$69,807
Average net assets (000)	$79,017
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.89	%(d)
Expenses, excluding distribution and service (12b-1) fees	.89	%(d)
Net investment income	1.05	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31, 2008(a)	Ten-Month Period Ended August 31, 2007(a)(c)		Year Ended October 31,
			2006(a)	2005(a)	2004(a)	2003(a)

$21.88	$22.56		$19.83	$16.76	$14.54	$12.21

.20	.23		.27	.19	.15	.15
(2.02)	1.60		3.57	3.07	2.23	2.30

(1.82)	1.83		3.84	3.26	2.38	2.45

(.25)	(.25)		(.19)	(.19)	(.16)	(.12)
(3.20)	(2.26)		(.92)	—	—	—

(3.45)	(2.51)		(1.11)	(.19)	(.16)	(.12)

$16.61	$21.88		$22.56	$19.83	$16.76	$14.54

(9.72)%	8.91%		20.15%	19.59%	16.49%	20.26%

$109,533	$104,793		$92,267	$41,856	$26,725	$32,340
$104,223	$105,962		$65,638	$32,824	$25,857	$31,275

.73%	.70	%(d)	.73%	.79%	.82%	.87%
.73%	.70	%(d)	.73%	.79%	.82%	.87%
1.11%	1.16	%(d)	1.28%	1.00%	.93%	1.13%

See Notes to Financial Statements.

Jennison Value Fund	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Value Fund
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PBEAX	PBQIX	PEICX	N/A	N/A	JDVRX	N/A	PEIZX
CUSIP	476297106	476297205	476297304	476297601	476297700	476297502	476297809	476297403

MF131E2    IFS-A163974    Ed. 04/2009

FEBRUARY 28, 2009	SEMIANNUAL REPORT

Dryden US Equity Active Extension Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden US Equity Active Extension Fund

Dryden US Equity Active Extension Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden US Equity Active Extension Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 2.80%; Class Z, 2.50%. Net operating expenses apply to: Class A, 2.09%; Class Z, 1.84%, after contractual reduction through 12/31/2009.

Cumulative Total Returns as of 2/28/09
	Six Months	One Year	Since Inception[1]
Class A	–42.58%	–44.49%	–49.76%
Class Z	–42.43	–44.33	–49.57
Russell 1000 Index[2]	–42.25	–43.62	–48.62
Lipper Extended U.S. Large-Cap Core Funds Avg.[3]	–41.24	–43.26	–48.63

Average Annual Total Returns[4] as of 3/31/09
	One Year	Since Inception[1]
Class A	–43.22%	–41.41%
Class Z	–39.76	–38.54
Russell 1000 Index[2]	–38.27	–37.22
Lipper Extended U.S. Large-Cap Core Funds Avg.[3]	–37.50	–37.40

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 12/27/07.

2	Visit our website at www.jennisondryden.com

2The Russell 1000 Index includes the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

3Lipper Extended U.S. Large-Cap Core Funds Average (Lipper Average) are Funds that combine long and short stock selection to invest in a diversified portfolio of U.S. large-cap equities, with a target net exposure of 100% long.

4The average annual total returns take into account applicable sales charges. Class A shares are subject to an annual distribution and service (12b-1) fee of up to 0.25%. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Russell 1000 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/09
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	4.6%
Procter & Gamble Co., Household Products	2.2
Microsoft Corp., Software	2.2
AT&T, Inc., Diversified Telecommunication Services	1.8
Chevron Corp., Oil, Gas & Consumable Fuels	1.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/09
Oil, Gas & Consumable Fuels	12.1%
Pharmaceuticals	8.4
Computers & Peripherals	5.8
Software	4.7
Diversified Telecommunication Services	4.4

Industry weightings reflect only long-term investments and are subject to change.

Dryden US Equity Active Extension Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2008, at the beginning of the period, and held through the six-month period ended February 28, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

4	Visit our website at www.jennisondryden.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden US Equity Active Extension Fund		Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$574.20	2.09%	$8.16
	Hypothetical	$1,000.00	$1,014.43	2.09%	$10.44

Class Z	Actual	$1,000.00	$575.70	1.84%	$7.19
	Hypothetical	$1,000.00	$1,015.67	1.84%	$9.20

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2009, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Dryden US Equity Active Extension Fund	5

Portfolio of Investments

as of February 28, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 126.4%
COMMON STOCKS

Aerospace & Defense 3.7%
500	American Science & Engineering, Inc.	$30,345
1,600	Argon ST, Inc.(a)	27,216
3,800	Boeing Co.	119,472
2,800	General Dynamics Corp.	122,696
1,100	Honeywell International, Inc.	29,513
2,500	Lockheed Martin Corp.	157,775
3,100	Northrop Grumman Corp.	115,816
3,800	Raytheon Co.	151,886
1,100	United Technologies Corp.	44,913

		799,632

Air Freight & Logistics 0.3%
200	Dynamex, Inc.(a)	2,304
5,000	UTi Worldwide, Inc.	61,450

		63,754

Airlines 0.8%
3,400	Allegiant Travel Co.(a)	116,688
5,700	Continental Airlines, Inc.(a)	57,114

		173,802

Auto Components 0.4%
700	Fuel Systems Solutions, Inc.(a)	13,867
4,600	Johnson Controls, Inc.	52,348
1,200	WABCO Holdings, Inc.	12,144

		78,359

Beverages 2.6%
5,400	Coca-Cola Co.(The)	220,590
6,800	Coca-Cola Enterprises, Inc.	78,064
200	Dr Pepper Snapple Group, Inc.(a)	2,810
4,500	PepsiAmericas, Inc.	74,745
3,900	PepsiCo, Inc.	187,746

		563,955

Biotechnology 3.1%
5,300	Amgen, Inc.(a)	259,329
3,000	Amylin Pharmaceuticals, Inc.(a)	27,390

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	7

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Biotechnology (cont’d.)
3,100	Biogen Idec, Inc.(a)	$142,724
600	Cephalon, Inc.(a)	39,354
4,200	Emergent Biosolutions, Inc.(a)	81,102
6,400	Enzon Pharmaceuticals, Inc.(a)	33,856
300	Genentech, Inc.(a)	25,665
400	Gilead Sciences, Inc.(a)	17,920
2,300	Martek Biosciences Corp.	43,079

		670,419

Building Products 0.1%
1,400	AAON, Inc.	21,728

Capital Markets 2.0%
3,800	Ameriprise Financial, Inc.	60,572
1,100	Bank of New York Mellon Corp.(The)	24,387
4,400	Charles Schwab Corp.(The)	55,924
2,000	Goldman Sachs Group, Inc.(The)	182,160
400	Investment Technology Group, Inc.(a)	7,788
4,500	Morgan Stanley	87,930
1,900	optionsXpress Holdings, Inc.	18,753
600	Raymond James Financial, Inc.	8,376

		445,890

Chemicals 2.9%
16,700	Ashland, Inc.	98,697
7,900	Dow Chemical Co.(The)	56,564
500	Eastman Chemical Co.	10,270
1,300	Interpid Potash, Inc.(a)	29,172
1,100	Lubrizol Corp.	30,239
2,000	Monsanto Co.	152,540
1,400	Mosaic Co.(The)	60,270
10,300	Nalco Holdings Co.	117,111
1,700	Rockwood Holdings, Inc.(a)	10,013
3,200	Solutia, Inc.(a)	12,000
2,100	Terra Industries, Inc.	54,159

		631,035

Commercial Banks 2.0%
700	Bancorpsouth, Inc.	13,041
1,300	Bank of Hawaii Corp.	41,652

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
5,600	BB&T Corp.	$90,328
1,500	Fifth Third Bancorp.	3,165
2,500	Oriental Financial Group, Inc.	4,375
1,700	PNC Financial Services Group, Inc.	46,478
4,400	Regions Financial Corp.	15,048
7,100	US Bancorp	101,601
9,178	Wells Fargo & Co.	111,054

		426,742

Commercial Services & Supplies 0.3%
3,300	Deluxe Corp.	25,476
1,600	Steelcase, Inc. (Class A)	6,448
600	Stericycle, Inc.(a)	28,788

		60,712

Communications Equipment 3.8%
1,600	Avocent Corp.(a)	19,168
6,900	BigBand Networks, Inc.(a)	37,536
1,100	Brocade Communications Systems, Inc.(a)	3,058
20,100	Cisco Systems, Inc.(a)	292,857
1,900	Corning, Inc.	20,045
3,100	Echostar Corp.(a)	50,778
5,700	F5 Networks, Inc.(a)	114,000
2,800	Harris Corp.	104,384
3,600	InterDigital, Inc.(a)	105,768
2,000	Juniper Networks, Inc.(a)	28,420
1,100	PC-Tel, Inc.	5,577
1,700	QUALCOMM, Inc.	56,831

		838,422

Computers & Peripherals 5.8%
3,100	Apple, Inc.(a)	276,861
14,100	Dell, Inc.(a)	120,273
2,000	EMC Corp.(a)	21,000
8,200	Hewlett-Packard Co.	238,046
4,200	International Business Machines Corp.	386,526
200	Lexmark International, Inc.(a)	3,428
2,300	NCR Corp.(a)	18,216
4,900	NetApp, Inc.(a)	65,856
10,200	QLogic Corp.(a)	94,044

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	9

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computers & Peripherals (cont’d.)
2,300	Synaptics, Inc.(a)	$47,725

		1,271,975

Construction & Engineering 0.9%
3,200	Fluor Corp.	106,400
2,500	Jacobs Engineering Group, Inc.(a)	84,350

		190,750

Construction Materials
1,600	Headwaters, Inc.(a)	3,168

Consumer Finance 0.1%
5,400	Discover Financial Services	30,942

Containers & Packaging 0.3%
600	Bway Holding Co.(a)	3,756
1,800	Greif, Inc. (Class A)	55,350
900	Owens-Illinois, Inc.(a)	13,878

		72,984

Diversified Consumer Services 1.2%
1,800	Apollo Group, Inc. (Class A)(a)	130,500
1,000	ITT Educational Services, Inc.(a)	113,500
1,500	Weight Watchers International, Inc.	27,150

		271,150

Diversified Financial Services 1.7%
26,700	Bank of America Corp.	105,465
17,100	Citigroup, Inc.	25,650
700	Interactive Brokers Group, Inc. (Class A)(a)	9,835
9,500	JPMorgan Chase & Co.	217,075
700	MSCI, Inc.(a)	11,032

		369,057

Diversified Telecommunication Services 4.4%
17,000	AT&T, Inc.	404,090
4,900	CenturyTel, Inc.	129,017
10,600	Verizon Communications, Inc.	302,418
16,300	Windstream Corp.	121,598

		957,123

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities 3.5%
3,200	American Electric Power Co., Inc.	$89,760
1,400	DPL, Inc.	28,140
800	Duke Energy Corp.	10,776
4,900	Edison International	133,378
2,100	EL Paso Electric Co.(a)	29,673
2,000	Entergy Corp.	134,780
1,100	FirstEnergy Corp.	46,816
9,800	NV Energy, Inc.	90,846
5,700	Pepco Holdings, Inc.	85,500
4,200	PPL Corp.	117,138

		766,807

Electrical Equipment 1.5%
3,700	Emerson Electric Co.	98,975
4,200	Hubbell, Inc. (Class B)	110,544
1,300	Polypore International, Inc.(a)	6,305
500	Rockwell Automation, Inc.	10,050
4,800	Thomas & Betts Corp.(a)	109,968

		335,842

Electronic Equipment & Instruments 0.7%
1,500	Avnet, Inc.(a)	25,905
500	Cognex Corp.	5,500
600	CPI International, Inc.(a)	4,422
4,300	Daktronics, Inc.	29,498
6,100	Ingram Micro, Inc. (Class A)(a)	66,429
1,400	Tyco Electronics Ltd.	13,272

		145,026

Energy Equipment & Services 3.4%
2,100	Complete Production Services, Inc.(a)	6,405
1,800	Diamond Offshore Drilling, Inc.	112,752
2,300	ENSCO International, Inc.	56,534
3,400	Halliburton Co.	55,454
300	Helmerich & Payne, Inc.	7,098
800	IHS, Inc.(Class A)(a)	32,584
4,400	Noble Corp.	108,196
2,800	Schlumberger Ltd.	106,568
1,800	SEACOR Holdings, Inc.(a)	107,838
2,000	Superior Energy Services, Inc.(a)	26,380

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	11

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
1,100	Tidewater, Inc.	$38,852
3,500	Unit Corp.(a)	74,795
1,900	Willbros Group, Inc.(a)	13,642

		747,098

Food & Staples Retailing 2.4%
5,700	Kroger Co. (The)	117,819
1,000	Pantry, Inc. (The)(a)	15,460
4,000	Safeway, Inc.	74,000
6,300	Wal-Mart Stores, Inc.	310,212

		517,491

Food Products 2.3%
5,200	Archer-Daniels-Midland Co.	138,632
1,600	Bunge Ltd.	75,008
4,900	ConAgra Food, Inc.	73,892
7,100	Del Monte Foods Co.	50,765
1,800	General Mills, Inc.	94,464
10,500	Sara Lee Corp.	80,955

		513,716

Gas Utilities 0.6%
1,300	Atmos Energy Corp.	28,379
4,800	Oneok, Inc.	107,232

		135,611

Healthcare Equipment & Supplies 3.8%
7,000	American Medical Systems Holdings, Inc.(a)	72,450
1,600	Baxter International, Inc.	81,456
900	Becton Dickinson & Co.	55,701
3,100	Boston Scientific Corp.(a)	21,762
1,100	Covidien Ltd.	34,837
800	Cryolife, Inc.(a)	4,040
1,300	Gen-Probe, Inc.(a)	52,741
3,700	Idexx Laboratories, Inc.(a)	111,370
400	Immucor, Inc.(a)	8,976
2,400	Invacare Corp.	38,496
6,600	Medtronic, Inc.	195,294
2,700	Merit Medical Systems, Inc.(a)	30,078
700	Resmed, Inc.(a)	25,816

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
700	Synovis Life Technologies, Inc.(a)	$8,736
3,000	Varian Mediacl Systems, Inc.(a)	91,530

		833,283

Healthcare Providers & Services 2.3%
900	Aetna, Inc.	21,483
7,700	Coventry Health Care, Inc.(a)	88,704
2,700	Express Scripts, Inc.(a)	135,810
3,300	Humana, Inc.(a)	78,111
2,400	Quest Diagnostics, Inc.	109,992
3,500	UnitedHealth Group, Inc.	68,775

		502,875

Healthcare Technology 0.2%
300	Computer Programs & Systems, Inc.	8,025
3,600	HLTH Corp.(a)	39,312

		47,337

Hotels, Restaurants & Leisure 2.2%
10,200	Brinker International, Inc.	112,200
100	Carnival Corp.	1,956
1,700	International Speedway Corp.	32,861
4,200	Landry’s Restaurants, Inc.	22,260
2,700	McDonald’s Corp.	141,075
2,600	Panera Bread Co. (Class A)(a)	114,504
10,000	Royal Caribbean Cruises Ltd.	60,000

		484,856

Household Durables 1.4%
2,400	Blyth, Inc.	48,984
9,600	Jarden Corp.(a)	97,440
9,600	Leggett & Platt, Inc.	109,728
2,200	Stanley Works (The)	58,872

		315,024

Household Products 4.0%
600	Clorox Co.	29,160
3,300	Colgate-Palmolive Co.	198,594
3,600	Kimberly-Clark Corp.	169,596
9,900	Procter & Gamble Co.	476,883

		874,233

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	13

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Independent Power Producers & Energy Traders 1.4%
9,500	AES Corp. (The)(a)	$59,850
7,200	Mirant Corp.(a)	88,056
6,500	NRG Energy, Inc.(a)	122,850
10,600	Reliant Energy, Inc.(a)	36,676

		307,432

Industrial Conglomerates 2.0%
1,100	3M Co.	50,006
41,900	General Electric Co.	356,569
1,400	Tyco International Ltd.	28,070

		434,645

Insurance 4.2%
2,400	Aflac, Inc.	40,224
1,600	Allied World Assurance Co. Holdings Ltd.	61,456
4,600	Allstate Corp.	77,418
3,400	American Financial Group, Inc.	52,904
300	Arch Capital Group Ltd.(a)	16,200
2,600	Assurant, Inc.	53,040
2,700	Axis Capital Holdings Ltd.	60,426
1,100	Chubb Corp.	42,944
5,200	CNA Financial Corp.	41,392
1,900	Endurance Specialty Holdings Ltd.	42,503
600	Hartford Financial Services Group, Inc.	3,660
1,600	Loews Corp.	31,760
1,500	MetLife, Inc.	27,690
500	Principal Financial Group, Inc.	3,995
7,000	Protective Life Corp.	26,460
2,600	SeaBright Insurance Holdings, Inc.(a)	25,272
2,500	Stancorp Financial Group, Inc.	44,975
600	Torchmark Corp.	12,360
1,800	Transatlantic Holdings, Inc.	54,126
3,300	Travelers Cos., Inc. (The)	119,295
300	Unitrin, Inc.	3,234
5,200	Unum Group Corp.	52,936
100	White Mountains Insurance Group Ltd.	19,801
1,000	XL Capital Ltd. (Class A)	3,310

		917,381

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet & Catalog Retail 0.3%
2,500	PetMed Express, Inc.(a)	$34,450
3,300	Shutterfly, Inc.(a)	26,499

		60,949

Internet Software & Services 2.0%
9,500	Earthlink, Inc.(a)	59,850
4,700	eBay, Inc.(a)	51,089
600	Google, Inc. (Class A)(a)	202,794
4,950	IAC/InteractiveCorp.(a)	73,904
3,100	Keynote Systems, Inc.(a)	22,847
600	S1 Corp.(a)	3,420
4,800	Valueclick, Inc.(a)	30,096

		444,000

IT Services 2.6%
5,500	Accenture Ltd. (Class A)	160,545
100	Alliance Data Systems Corp.(a)	2,960
5,000	Convergys Corp.(a)	32,250
1,800	DST Systems, Inc.(a)	52,956
500	Mastercard, Inc. (Class A)	79,015
2,900	Metavante Technologies, Inc.(a)	48,749
1,000	RightNow Technologies, Inc.(a)	7,950
3,400	Visa, Inc. (Class A)	192,814

		577,239

Leisure Equipment & Products 0.2%
3,000	Jakks Pacific, Inc.(a)	38,010

Life Sciences Tools & Services 0.3%
3,000	Albany Molecular Resarech, Inc.(a)	26,010
1,100	Covance, Inc.(a)	41,778
100	Techne Corp.	4,885

		72,673

Machinery 2.2%
2,900	AGCO Corp.(a)	49,706
8,600	Bucyrus International, Inc. (Class A)	106,812
1,500	Columbus McKinnon Corp.(a)	13,155
2,900	Crane Co.	43,732
2,500	Cummins, Inc.	52,000

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	15

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
300	Flowserve Corp.	$15,141
200	ITT Corp.	7,470
820	John Bean Technologies Corp.	7,946
700	Joy Global, Inc.	12,222
13,400	Oshkosh Corp.	83,884
2,500	Parker Hannifin Corp.	83,425
2,600	Titan International, Inc.	14,300

		489,793

Media 2.8%
4,900	CBS Corp. (Class B)	20,923
8,100	Comcast Corp. (Class A)	105,786
6,900	DIRECTV Group, Inc.(The)(a)	137,586
1,700	DISH Network Corp.(a)	19,125
7,700	Gannett Co., Inc.	24,948
8,100	Liberty Media Corp.—Entertainment (Series A)(a)	140,292
2,200	Meredith Corp.	28,270
5,100	News Corp. (Class A)	28,356
8,400	Time Warner, Inc.	64,092
3,000	Walt Disney Co.(The)	50,310

		619,688

Metals & Mining 1.7%
4,400	AK Steel Holding Corp.	27,192
4,100	Newmont Mining Corp.	170,683
1,200	Reliance Steel & Aluminum Co.	28,548
4,000	RTI International Metal, Inc.(a)	43,360
3,000	Steel Dynamics, Inc.	25,050
10,500	Titanium Metals Corp.	61,320
600	United States Steel Corp.	11,802

		367,955

Multi-line Retail 1.1%
400	Big Lots, Inc.(a)	6,204
1,200	Dollar Tree, Inc.(a)	46,584
2,500	Macy’s, Inc.	19,675
5,700	Target Corp.	161,367

		233,830

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multi-Utilities 1.4%
2,400	Ameren Corp.	$57,072
1,800	CenterPoint Energy, Inc.	18,576
1,700	CMS Energy Corp.	18,802
200	Dominion Resources, Inc.	6,036
1,400	DTE Energy Co.	37,478
1,900	Integrys Energy Group, Inc.	45,695
6,400	NiSource, Inc.	56,000
1,000	Sempra Energy	41,570
2,000	TECO Energy, Inc.	19,180

		300,409

Office Electronics 0.4%
16,200	Xerox Corp.	83,916

Oil, Gas & Consumable Fuels 12.1%
1,000	Apache Corp.	59,090
6,600	Chevron Corp.	400,686
400	Clayton Williams Energy, Inc.(a)	10,024
7,300	ConocoPhillips	272,655
1,700	Devon Energy Corp.	74,239
14,800	Exxon Mobil Corp.	1,004,919
3,700	Forest Oil Corp.(a)	52,466
2,200	Marathon Oil Corp.	51,194
9,900	Mariner Energy, Inc.(a)	91,575
1,800	Massey Energy Co.	20,790
2,300	Murphy Oil Corp.	96,163
200	Occidental Petroleum Corp.	10,374
1,200	Overseas Shipholding Group, Inc.	30,864
5,300	Peabody Energy Corp.	125,451
5,000	Southwestern Energy Co.(a)	143,850
1,500	Swift Energy Co.(a)	10,785
5,000	Valero Energy Corp.	96,900
1,200	Western Refining, Inc.	13,620
7,700	Williams Cos., Inc.	87,010

		2,652,655

Paper & Forest Products 0.2%
800	International Paper Co.	4,552
5,100	MeadWestvaco Corp.	47,634

		52,186

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	17

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals 8.4%
4,500	Abbott Laboratories	$213,030
1,300	Allergan, Inc.	50,362
6,600	Bristol-Myers Squibb Co.	121,506
5,800	Eli Lilly & Co.	170,404
3,400	Forest Laboratories, Inc.(a)	72,896
6,300	Johnson & Johnson	315,000
4,800	King Pharmaceuticals, Inc.(a)	35,232
3,400	Medicines Co.(The)(a)	41,718
8,700	Merck & Co., Inc.	210,540
900	Noven Pharmaceuticals, Inc.(a)	7,317
27,500	Pfizer, Inc.	338,525
6,400	Schering-Plough Corp.	111,296
1,000	Viropharma, Inc.(a)	4,150
9,500	Warner Chilcott Ltd. (Class A)(a)	103,075
1,300	Wyeth	53,066

		1,848,117

Professional Services 0.3%
600	Corporate Executive Board Co.	9,000
200	CRA International Inc.(a)	4,370
1,500	Manpower, Inc.	41,820

		55,190

Real Estate Investment Trust 1.7%
5,500	Annaly Capital Management, Inc.	76,450
3,500	Apartment Investment & Management Co., (Class A)	18,270
9,200	Brandywine Realty Trust	43,424
4,600	CBL & Associates Properties, Inc.	14,260
3,000	Colonial Properties Trust	11,430
500	Developers Diversified Realty Corp	1,475
4,400	Duke Realty Corp.	30,360
3,600	Hospitality Properties Trust	41,040
9,100	Host Hotels & Resorts, Inc.	33,670
1,300	Parkway Properties, Inc.	15,119
800	Pennsylvania Real Estate Investment Trust	2,440
700	Ramco-Gershenson Properties Trust	3,612
4,700	SL Green Realty Corp.	54,614
2,000	Weingarten Realty Investors	22,580

		368,744

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Management & Development
600	C.B. Richard Ellis Group, Inc., (Class A)(a)	$1,734

Road & Rail 1.1%
500	Burlington Northern Santa Fe Corp.	29,385
4,300	Norfolk Southern Corp.	136,396
2,200	Union Pacific Corp.	82,544

		248,325

Semiconductors & Semiconductor Equipment 4.1%
300	Altera Corp.	4,599
5,400	Analog Devices, Inc.	100,656
8,000	Broadcom Corp., (Class A)(a)	131,600
100	Cree, Inc.(a)	1,964
300	Cypress Semiconductor Corp.(a)	1,668
20,000	Intel Corp.	254,800
3,800	Intergrated Device Technologies, Inc.(a)	17,024
1,200	Intersil Corp.	12,132
1,800	LSI Corp.(a)	5,220
6,100	Marvell Technology Group Ltd.(a)	45,811
2,000	Micrel, Inc.	13,300
700	National Semiconductor Corp.	7,630
2,000	NVE Corp.(a)	54,200
5,200	Silicon Laboratories, Inc.(a)	113,880
400	Skyworks Solutions, Inc.(a)	2,600
900	Teradyne, Inc.(a)	3,717
6,900	Texas Instruments, Inc.	99,015
2,100	Xilinx, Inc.	37,128

		906,944

Software 4.7%
300	BMC Software, Inc.(a)	8,889
400	CA, Inc.	6,780
2,900	Factset Research Systems, Inc.	111,766
2,800	Interactive Intelligence, Inc.(a)	24,920
700	McAfee, Inc.(a)	19,565
29,400	Microsoft Corp.	474,810
4,900	Oracle Corp.(a)	76,146
2,800	Red Hat, Inc.(a)	38,332
10,600	Symantec Corp.(a)	146,598
400	Synopsys, Inc.(a)	7,452
15,100	Wind River Systems, Inc.(a)	114,005

		1,029,263

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	19

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail 2.2%
2,800	Aeropostale, Inc.(a)	$64,932
2,000	Buckle, Inc.(The)	47,460
200	Gamestop Corp. (Class A)(a)	5,384
5,200	Gap, Inc. (The)	56,108
4,900	Limited Brands, Inc.	37,681
3,100	Rent-A-Center, Inc.(a)	54,312
4,200	Ross Stores, Inc.	123,984
1,600	TJX Cos., Inc.	35,632
1,300	Tractor Supply Co.(a)	40,612
1,500	Urban Outfitters, Inc.(a)	24,960

		491,065

Textiles, Apparel & Luxury Goods 0.7%
9,500	Coach, Inc.(a)	132,810
1,300	FGX International Holdings Ltd.(a)	11,024
1,900	Jones Apparel Group, Inc.	5,111
300	Polo Ralph Lauren Corp.	10,341

		159,286

Thrifts & Mortgage Finance 0.3%
4,900	Astoria Financial Corp.	35,035
2,100	Hudson City Bancorp, Inc.	21,777

		56,812

Tobacco 1.8%
11,200	Altria Group, Inc.	172,928
3,000	Philip Morris International, Inc.	100,410
3,400	Reynolds American, Inc.	114,172

		387,510

Trading Companies & Distributors 0.8%
5,500	Beacon Roofing Supply, Inc.(a)	60,335
3,500	United Rental, Inc.(a)	14,175
6,200	WESCO International, Inc.(a)	102,920

		177,430

Water Utilites 0.3%
2,900	American Water Works Co., Inc.	53,795

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.4%
400	Clearwire Corp. (Class A)(a)	$1,288
1,500	iPCS, Inc.(a)	12,375
900	MetroPCS Communications, Inc.(a)	13,050
7,800	Sprint Nextel Corp.	25,662
3,900	USA Mobility, Inc.	35,646

		88,021

	Total long-term investments (cost $42,999,301)	27,685,795

SHORT-TERM INVESTMENTS 3.2%

Affiliated Money Market Mutual Fund 2.5%
542,101	Dryden Core Investment Fund—Taxable Money Market Series(b) (cost $542,101)(Note 3)	542,101

Principal Amount

U.S. Treasury Securities 0.7%
$ 50,000	United States Treasury Bill 0.05%, 3/19/2009(c)(d)	49,997
100,000	United States Treasury Bill 0.10%, 6/11/2009(c)(d)	99,919

	Total U.S. Treasury Securities (cost $149,970)	149,916

	Total short-term investments (cost $692,071)	692,017

	Total Investments, Before Securities Sold Short 129.6% (cost $43,691,372)	28,377,812

Shares
SECURITIES SOLD SHORT (29.8)%
COMMON STOCKS

Aerospace & Defense (0.4)%
12,200	BE Aerospace, Inc.(a)	(91,012)

Air Freight & Logistics (0.1)%
400	C.H. Robinson Worldwide, Inc.	(16,552)

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	21

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Auto Components (0.3)%
12,400	Goodyear Tire & Rubber Co. (The)(a)	$(55,056)

Beverages (0.2)%
5,900	Central European Distribution Corp.(a)	(39,353)

Biotechnology (0.3)%
6,100	Biomarin Pharmaceutical, Inc.(a)	(73,200)

Building Products (0.3)%
12,200	USG Corp.(a)	(70,394)

Capital Markets (0.4)%
900	Affiliated Managers Group, Inc.(a)	(32,382)
1,800	Lazard Ltd. (Class A)	(43,704)

		(76,086)

Chemicals (0.4)%
500	International Flavors & Fragrances, Inc.	(13,155)
3,700	Sensient Technologies Corp.	(74,740)

		(87,895)

Commercial Banks (0.2)%
1,475	Commerce Bancshares, Inc.	(51,227)

Commercial Services & Supplies (0.4)%
1,700	Avery Dennison Corp.	(34,255)
3,300	Iron Mountain, Inc.(a)	(61,314)

		(95,569)

Communications Equipment (1.1)%
10,200	Ciena Corp.(a)	(54,774)
8,500	CommScope, Inc.(a)	(75,905)
8,300	Polycom, Inc.(a)	(110,390)

		(241,069)

Computers & Peripherals
800	SanDisk Corp.(a)	(7,128)

Construction & Engineering (0.9)%
4,900	Aecom Technology Corp.(a)	(120,197)
4,100	Quanta Services, Inc.(a)	(72,160)

		(192,357)

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Containers & Packaging (0.4)%
1,900	Aptargroup, Inc.	$(53,314)
2,000	Bemis Co., Inc.	(37,140)

		(90,454)

Distributors (0.5)%
8,300	LKQ Corp.(a)	(112,050)

Diversified Consumer Services (0.8)%
700	DeVry, Inc.	(36,365)
2,500	Hillenbrand, Inc.	(41,925)
1,500	Matthews International Corp.	(52,110)
7,600	Sotheby’s	(50,996)

		(181,396)

Diversified Financial Services (0.2)%
2,500	NASDAQ OMX Group, Inc. (The)(a)	(52,250)

Electric Utilities (0.6)%
3,900	Allegheny Energy, Inc.	(92,196)
3,100	Hawaiian Electric Industries, Inc.	(42,997)

		(135,193)

Electrical Equipment (0.2)%
3,200	General Cable Corp.(a)	(49,376)

Electronic Equipment & Instruments (0.9)%
3,900	Amphenol Corp. (Class A)	(99,138)
8,300	Molex, Inc.	(94,371)

		(193,509)

Energy Equipment & Services (1.3)%
1,300	Baker Hughes, Inc.	(38,103)
1,900	Cameron International Corp.(a)	(36,632)
1,600	Exterran Holdings, Inc.(a)	(28,960)
1,800	Nabors Industries Ltd.(a)	(17,478)
1,500	Pride International, Inc.(a)	(25,860)
4,300	Smith International, Inc.	(92,364)
800	Transocean Ltd.(a)	(47,816)
500	Weatherford International Ltd.(a)	(5,335)

		(292,548)

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	23

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Gas Utilities (0.1)%
800	Nicor, Inc.	$(25,104)

Healthcare Equipment & Supplies (0.2)%
400	Intuitive Surgical, Inc.(a)	(36,384)

Healthcare Providers & Services (0.8)%
2,200	Henry Schein, Inc.(a)	(80,696)
1,500	Laboratory Corp. of America Holdings(a)	(82,515)
600	Lincare Holdings, Inc.(a)	(12,642)

		(175,853)

Hotels, Restaurants & Leisure (0.7)%
2,700	International Game Technology	(23,814)
6,060	Interval Leisure Group, Inc.(a)	(24,240)
12,000	Las Vegas Sands Corp.(a)	(27,360)
3,800	Orient Express Hotels Ltd. (Class A)	(15,048)
6,400	Scientific Games Corp. (Class A)(a)	(67,712)

		(158,174)

Household Durables (0.9)%
400	MDC Holdings, Inc.	(10,092)
100	NVR, Inc.(a)	(33,277)
4,300	Pulte Homes, Inc.	(39,474)
6,500	Toll Brothers, lnc.(a)	(103,025)

		(185,868)

Independent Power Producers & Energy Traders (0.4)%
4,500	Constellation Energy Group, Inc.	(88,920)

Insurance (0.7)%
1,500	Arthur J. Gallagher & Co.	(23,805)
2,800	Brown & Brown, Inc.	(47,236)
2,500	Fidelity National Financial, Inc.	(41,425)
1,100	Mercury General Corp.	(29,656)

		(142,122)

IT Services (0.6)%
2,300	Cognizant Technology Solutions Corp.(a)	(42,320)
6,700	SRA International, Inc.(a)	(90,986)

		(133,306)

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Life Sciences Tools & Services (0.9)%
3,000	Illumina, Inc.(a)	$(93,990)
3,302	Life Technologies Corp.(a)	(96,253)

		(190,243)

Machinery (0.7)%
2,300	Caterpillar, Inc.	(56,603)
2,600	Ingersoll-Rand Co. (Class A)	(36,868)
14,800	Manitowoc Co., Inc. (The)	(60,680)

		(154,151)

Marine (0.2)%
2,100	Alexander & Baldwin, Inc.	(39,459)

Media (0.6)%
12,100	Clear Channel Outdoor Holdings, Inc. (Class A)(a)	(39,325)
200	John Wiley & Sons, Inc. (Class A)	(6,278)
4,500	Time Warner Cable, Inc. (Class A)	(82,035)

		(127,638)

Metals & Mining
100	Nucor Corp.	(3,365)

Multi-Utilities (0.2)%
1,600	MDU Resources Group, Inc.	(24,224)
500	NSTAR	(16,085)
300	Wisconsin Energy Corp.	(11,946)

		(52,255)

Oil, Gas & Consumable Fuels (1.8)%
4,800	Cabot Oil & Gas Corp.	(97,776)
5,500	PetroHawk Energy Corp.(a)	(93,610)
13,500	Quicksilver Resources, Inc.(a)	(81,000)
2,200	Range Resources Corp.	(78,254)
3,100	SandRidge Energy, Inc.(a)	(20,956)
500	Whiting Petroleum Corp.(a)	(11,650)

		(383,246)

Paper & Forest Products
400	Weyerhaeuser Co.	(9,664)

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	25

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Personal Products (0.4)%
3,800	Estee Lauder Cos., Inc. (The)	$(86,070)

Pharmaceuticals (0.2)%
2,700	Par Pharmaceutical Cos., Inc.(a)	(35,964)
200	Perrigo Co.	(4,018)

		(39,982)

Professional Services (0.3)%
2,000	FTI Consulting, Inc.(a)	(73,080)

Real Estate Investment Trust (REIT) (1.5)%
800	Alexandria Real Estate Equities, Inc.	(31,968)
206	AvalonBay Communities, Inc.	(8,739)
1,800	Digital Realty Trust, Inc.	(53,802)
800	Essex Property Trust, Inc.	(43,520)
700	Federal Realty Investment Trust	(28,791)
1,300	HCP, Inc.	(23,751)
700	Health Care Reit, Inc.	(21,539)
1,200	Nationwide Health Properties, Inc.	(24,312)
1,800	Rayonier, Inc.	(47,880)
1,800	Ventas, Inc.	(38,826)

		(323,128)

Road & Rail (0.6)%
3,000	CSX Corp.	(74,040)
1,000	Kansas City Southern Industries, Inc.(a)	(17,690)
1,400	Landstar System, Inc.	(44,310)

		(136,040)

Semiconductors & Semiconductor Equipment (3.2)%
4,600	Applied Materials, Inc.	(42,366)
4,700	KLA-Tencor Corp.	(81,075)
4,100	Lam Research Corp.(a)	(80,196)
3,500	MEMC Electronic Materials, Inc.(a)	(52,535)
28,900	Micron Technology, Inc.(a)	(93,058)
8,600	Novellus Systems, Inc.(a)	(109,650)
12,600	NVIDIA Corp.(a)	(104,328)
9,200	ON Semiconductor Corp.(a)	(33,672)
5,700	Varian Semiconductor Equipment Associates, Inc.(a)	(104,025)

		(700,905)

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (2.3)%
7,500	Activision Blizzard, Inc.(a)	$(75,225)
4,500	Ansys, Inc.(a)	(90,765)
900	Citrix Systems, Inc.(a)	(18,522)
6,100	Electronic Arts, Inc.(a)	(99,491)
7,800	Macrovision Solutions Corp.(a)	(122,694)
3,200	Salesforce.com, Inc.(a)	(89,600)

		(496,297)

Specialty Retail (1.5)%
3,300	Dick’s Sporting Goods, Inc.(a)	(40,755)
3,900	O’Reilly Automotive, Inc.(a)	(130,104)
3,100	Petsmart, Inc.	(62,124)
5,000	Staples, Inc.	(79,750)
1,000	Tiffany & Co.	(19,040)

		(331,773)

Thrifts & Mortgage Finance (0.2)%
2,500	People’s United Financial, Inc.	(43,525)

Tobacco (0.1)%
200	Lorillard, Inc.	(11,688)

Water Utilites (0.2)%
1,800	Aqua America, Inc.	(33,120)

Wireless Telecommunication Services (0.6)%
1,100	NII Holdings, Inc.(a)	(14,091)
6,000	SBA Communications Corp.(a)	(124,680)

		(138,771)

	Total securities sold short (cost $10,331,212)	(6,523,805)

	Total Investments, Net of Securities Sold Short 99.8% (cost $33,360,160)	21,854,007
	Other assets in excess of liabilities(e) 0.2%	44,163

	Net Assets 100.0%	$21,898,170

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	27

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

(c)	Percentage quoted represent yield-to-maturity as of purchase date.
(d)	Security segregated as collateral for futures contracts
(e)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at February 28, 2009:

Number of Contracts	Type	Expiration Date	Value at February 28, 2009	Value at Trade Date	Unrealized Depreciation
	Long Position:
19	Russell 1000 Mini	Mar. 09	$758,290	$823,320	$(65,030)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices—Long	$28,227,896	$(65,030)
Level 1—Quoted Prices—Short	(6,523,805)
Level 2—Other Significant Observable Inputs	149,916	—
Level 3—Significant Unobservable Inputs	—	—

Total	$21,854,007	$(65,030)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2008 and February 28, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2009 were as follows:

Oil, Gas & Consumable Fuels	12.1%
Pharmaceuticals	8.4
Computers & Peripherals	5.8
Software	4.7
Diversified Telecommunication Services	4.4
Insurance	4.2
Semiconductors & Semiconductor Equipment	4.1
Household Products	4.0
Communications Equipment	3.8
Healthcare Equipment & Supplies	3.8
Aerospace & Defense	3.7
Electric Utilities	3.5
Energy Equipment & Services	3.4
Biotechnology	3.1
Chemicals	2.9
Media	2.8
Beverages	2.6
IT Services	2.6
Affiliated Money Market Mutual Fund	2.5
Food & Staples Retailing	2.4
Food Products	2.3
Healthcare Providers & Services	2.3
Hotel, Restaurants & Leisure	2.2
Machinery	2.2
Specialty Retail	2.2
Capital Markets	2.0
Commercial Banks	2.0
Industrial Conglomerates	2.0
Internet Software & Services	2.0
Tobacco	1.8
Diversified Financial Services	1.7
Metals & Mining	1.7
Real Estate Investment Trust	1.7
Electrical Equipment	1.5
Household Durables	1.4
Independent Power Producers & Energy Traders	1.4
Multi-Utilities	1.4
Diversified Consumer Services	1.2
Multi-line Retail	1.1
Road & Rail	1.1
Construction & Engineering	0.9
Airlines	0.8
Trading Companies & Distributors	0.8
Electronic Equipment & Instruments	0.7
Textiles, Apparel & Luxury Goods	0.7
U.S. Government Treasury Securities	0.7

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	29

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Gas Utilities	0.6%
Auto Components	0.4
Office Electronics	0.4
Wireless Telecommunication Services	0.4
Air Freight & Logistics	0.3
Commercial Services & Supplies	0.3
Containers & Packaging	0.3
Internet & Catalog Retail	0.3
Life Sciences Tools & Services	0.3
Professional Services	0.3
Thrifts & Mortgage Finance	0.3
Water Utilities	0.3
Healthcare Technology	0.2
Leisure Equipment & Products	0.2
Paper & Forest Products	0.2
Building Products	0.1
Consumer Finance	0.1
Air Freight & Logistics	(0.1)
Gas Utilities	(0.1)
Tobacco	(0.1)
Beverages	(0.2)
Commercial Banks	(0.2)
Diversified Financial Services	(0.2)
Electrical Equipment	(0.2)
Healthcare Equipment & Supplies	(0.2)
Marine	(0.2)
Multi-Utilities	(0.2)
Pharmaceuticals	(0.2)
Thrifts & Mortgage Finance	(0.2)
Water Utilities	(0.2)
Auto Components	(0.3)
Biotechnology	(0.3)
Building Products	(0.3)
Professional Services	(0.3)
Aerospace & Defense	(0.4)
Capital Markets	(0.4)
Chemicals	(0.4)
Commercial Services & Supplies	(0.4)
Containers & Packaging	(0.4)
Independent Power Producers & Energy Traders	(0.4)
Personal Products	(0.4)
Distributors	(0.5)
Electric Utilities	(0.6)
IT Services	(0.6)
Media	(0.6)
Road & Rail	(0.6)
Wireless Telecommunication Services	(0.6)
Hotel, Restaurants & Leisure	(0.7)
Insurance	(0.7)

See Notes to Financial Statements.

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Machinery	(0.7)%
Diversified Consumer Services	(0.8)
Healthcare Providers & Services	(0.8)
Construction & Engineering	(0.9)
Electronic Equipment & Instruments	(0.9)
Household Durables	(0.9)
Life Sciences Tools & Services	(0.9)
Communications Equipment	(1.1)
Energy Equipment & Services	(1.3)
Real Estate Investment Trust	(1.5)
Specialty Retail	(1.5)
Oil, Gas & Consumable Fuels	(1.8)
Software	(2.3)
Semiconductors & Semiconductor Equipment	(3.2)

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	31

Statement of Assets and Liabilities

as of February 28, 2009 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $43,149,271)	$27,835,711
Affiliated Investments (cost $542,101)	542,101
Cash	43,912
Dividends and interest receivable	97,992
Prepaid expenses	506

Total assets	28,520,222

Liabilities
Securities sold short, at value (proceeds $10,331,212)	6,523,805
Accrued expenses	71,036
Due to broker—variation margin	16,720
Dividends payable on securities sold short	5,950
Management fee payable	4,464
Affiliated transfer agent fee payable	63
Distribution fee payable	14

Total liabilities	6,622,052

Net Assets	$21,898,170

Net assets were comprised of:
Shares of beneficial interest, at par	$4,419
Paid-in capital in excess of par	40,644,807

40,649,226
Undistributed net investment income	83,898
Accumulated net realized loss on investment, short sale and futures transactions	(7,263,771)
Net unrealized depreciation on investments, short sales and futures	(11,571,183)

Net assets, February 28, 2009	$21,898,170

Class A
Net asset value and redemption price per share ($66,773 ÷ 13,489 shares of beneficial interest issued and outstanding)	$4.95
Maximum sales charge (5.50% of offering price)	.29

Maximum offering price to public	$5.24

Class Z
Net asset value, offering price and redemption price per share ($21,831,397 ÷ 4,405,299 shares of beneficial interest issued and outstanding)	$4.96

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended February 28, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends	$481,132
Affiliated dividend income	5,602
Interest	254

Total income	486,988

Expenses
Management fee	132,966
Distribution fee—Class A	87
Dividend expense on short positions	43,708
Registration fees	40,000
Broker fees and expenses on short sales	34,654
Custodian’s fees and expenses	30,000
Reports to shareholders	16,000
Legal fees and expenses	13,000
Audit fee	11,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expenses of $100) (Note 3)	400
Miscellaneous	5,283

Total expenses	332,098
Less: Management fee waiver	(87,599)

Net expenses	244,499

Net investment income	242,489

Realized And Unrealized Loss On Investments, Short Sales And Futures
Net realized gain (loss) on:
Investment transactions	(7,061,136)
Short sale transactions	1,608,382
Financial futures transactions	(319,404)

(5,772,158)

Net unrealized appreciation (depreciation) on:
Investments	(13,396,464)
Short sales	3,609,662
Financial futures contracts	(68,470)

(9,855,272)

Net loss on investments, short sales and futures	(15,627,430)

Net Decrease In Net Assets Resulting From Operations	$(15,384,941)

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	33

Statement of Cash Flows

Six Months Ended February 28, 2009 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided from (used in) operating activities:
Interest and dividends received (excluding discount accretion of $133)	$419,560
Operating expenses paid	(224,451)
Decrease in variation margin payable	(377,394)
Purchases of short-term portfolio investments, net	(157,087)
Purchases of long-term portfolio investments	(17,740,772)
Increase in proceeds from securities sold short	6,123,744
Decrease in purchases to cover	(4,890,899)
Proceeds from disposition of long-term portfolio investments	14,894,698
Prepaid expenses	(506)

Net cash used in operating activities	(1,953,107)

Cash flows provided from (used in) financing activities:
Increase in shares of beneficial interest sold	2,317,925
Cash dividends paid	(354,173)

Net cash provided from financing activities	1,963,752

Net increase in cash	10,645
Cash at beginning of period	33,267

Cash at end of period	$43,912

Reconciliation of Net Decrease in Net Assets to Net Cash Provided from (used in) Operating Activities
Net decrease in net assets resulting from operations	$(15,384,941)

Decrease in investments	1,757,080
Increase in net unrealized depreciation on investments, short sales and futures	9,855,272
Net realized loss on investment, short sales and futures transactions	5,772,158
Decrease in receivable for investments sold	2,623,397
Increase in dividends and interest receivable	(22,742)
Decrease in payable for investments purchased	(2,553,602)
Decrease in management fee payable	(10,130)
Decrease in dividends payable on securities sold short	(845)
Increase in due to broker—variation margin	10,480
Increase in affiliated transfer agent fee payable	34
Decrease in prepaid expenses	(506)
Increase in distribution fee payable	1
Decrease in securities sold short, at value	(3,985,198)
Decrease in accrued expenses	(13,565)

Total adjustments	13,431,834

Net cash used in operating activities	$(1,953,107)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Six Months Ended February 28, 2009	December 27, 2007* through August 31, 2008
Decrease In Net Assets
Operations
Net investment income	$242,489	$194,556
Net realized loss on investment, short sale and futures transactions	(5,772,158)	(1,491,613)
Net unrealized depreciation on investments, short sales and futures	(9,855,272)	(1,715,911)

Net decrease in net assets resulting from operations	(15,384,941)	(3,012,968)

Dividends from net investment income (Note 1)
Class A	(987)	—
Class Z	(353,186)	—

	(354,173)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,460,856	38,943,748
Net asset value of shares issued in reinvestment of dividends	354,173	—
Cost of shares reacquired	(1,503,037)	(605,488)

Net increase in net assets from Fund share transactions	2,311,992	38,338,260

Total decrease	(13,427,122)	35,325,292

Net Assets
Beginning of period	35,325,292	—

End of period(a)	$21,898,170	$35,325,292

(a) Includes undistributed net investment income of:	$83,898	$195,576

*	Commencement of investment operations.

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	35

Notes to Financial Statements

(Unaudited)

JennisonDryden Portfolios, Inc. (the “Portfolios”) is registered under the Investment Company Act of 1940, as amended, a diversified, open-end, management investment company and currently consists of two funds: Dryden US Equity Active Extension Fund (the “Fund”) and Jennison Value Fund. These financial statements relate to the Dryden US Equity Active Extension Fund. The financial statements of the other fund are not represented herein. The Fund commenced investment operations on December 27, 2007. The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its objective through the use of a long/short investment strategy.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolios and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the

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investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Dryden US Equity Active Extension Fund	37

Notes to Financial Statements

(Unaudited) continued

Short Sales: The Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized at all times by cash deposits with the prime broker and securities held in a segregated account at the custodian. The short stock rebate included in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the prime broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales. Dividends declared on short positions are recorded on the ex-dividend date as an expense on the Statement of Operations and included in the expense ratio in the Financial Highlights. Liability for securities sold short is reported at market value on the Statement of Assets and Liabilities. The Fund records a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund records a gain if the price of the security declines between those dates. Short selling involves the off-balance sheet risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. A gain, limited to the price at which the company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting

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principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Portfolios have a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the sub-advisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

PI has contractually agreed until December 31, 2009 to waive a portion of their management fee and/or reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, dividend expenses related to short sales, taxes, interest, brokerage commissions and certain extraordinary expenses) to each class of shares to not exceed 1.25% of the Fund’s daily average net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s

Dryden US Equity Active Extension Fund	39

Notes to Financial Statements

(Unaudited) continued

Class A shares pursuant to plans of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that is has received approximately$100 in front-end sales charges resulting of Class A shares, during the year ended February 28, 2009. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“The Prudential”).

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are parties to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .13 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the period ended February 28, 2009.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended February 28, 2009 were $15,187,170 and $12,271,301, respectively. Short sales and purchases to cover were $6,123,744 and $4,890,899, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized depreciation as of February 28, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$43,766,874	$185,827	$(15,574,889)	$(15,389,062)

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund consists of Class A, Class B, Class C and Class Z shares. For the period ended February 28, 2009, only Class A and Class Z were available for investment. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

At February 28, 2009, 46.0% of the shares outstanding were owned by the Manager and its affiliates.

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into four classes, designated Class A, Class B, Class C and Class Z.

Dryden US Equity Active Extension Fund	41

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2009:
Shares sold	6,705	$42,761
Shares issued in reinvestment of dividends	195	987
Shares reacquired	(468)	(2,772)

Net increase (decrease) in shares outstanding	6,432	$40,976

Period ended August 31, 2008:*
Shares sold	7,680	$68,928
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(623)	(5,480)

Net increase (decrease) in shares outstanding	7,057	$63,448

Class Z
Six months ended February 28, 2009:
Shares sold	550,168	$3,418,095
Shares issued in reinvestment of dividends	69,799	353,186
Shares reacquired	(239,438)	(1,500,265)

Net increase (decrease) in shares outstanding	380,529	$2,271,016

Period ended August 31, 2008:*
Shares sold	4,093,715	$38,874,820
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(68,945)	(600,008)

Net increase (decrease) in shares outstanding	4,024,770	$38,274,812

*	Commenced operations on December 27, 2007.

Note 7. New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

	Class A
	Six Months Ended February 28, 2009		December 27, 2007(a) through August 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.75		$10.00

Income (loss) from investment operations:
Net investment income	.04		.02
Net realized and unrealized loss on investment transactions	(3.76)		(1.27)

Total from investment operations	(3.72)		(1.25)

Less Dividends:
Dividends from net investment income	(.08)		.00

Net asset value, end of period	$4.95		$8.75

Total Return(b):	(42.58)%		(12.50)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$67		$62
Average net assets (000)	$70		$40
Ratios to average net assets(c)(d)(e):
Expenses, including distribution and service (12b-1) fees	2.09	%(f)	1.89	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.84	%(f)	1.64	%(f)
Expenses, excluding distribution and service (12b-1) fees, interest and dividend expense on short positions and broker fees and expenses on short sales	1.25	%(f)	1.25	%(f)
Net investment income	1.69	%(f)	.55	%(f)
For Class A and Z shares:
Portfolio turnover rate	28	%(g)	33	%(g)

(a)	Inception date of Class A shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratio including distribution and services (12b-1) fees and net investment income ratio would be 2.75% and 1.00%, respectively, for the six months ended February 28, 2009 and 2.88% and -0.44%, respectively, for the period ended August 31, 2008. Does not include expenses of the underlying funds in which the fund invests.
(f)	Annualized
(g)	Not annualized.

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	43

Financial Highlights

continued

	Class Z
	Six Months Ended February 28, 2009		December 27, 2007(a) through August 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.76		$10.00

Income (loss) from investment operations:
Net investment income	.06		.05
Net realized and unrealized loss on investment transactions	(3.77)		(1.29)

Total from investment operations	(3.71)		(1.24)

Less Dividends:
Dividends from net investment income	(.09)		.00

Net asset value, end of period	$4.96		$8.76

Total Return(b):	(42.43)%		(12.40)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$21,831		$35,264
Average net assets (000)	$26,746		$29,266
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	1.84	%(e)	1.64	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.84	%(e)	1.64	%(e)
Expenses, excluding distribution and service (12b-1) fees, interest and dividend expense on short positions and broker fees and expenses on short sales	1.25	%(e)	1.25	%(e)
Net investment income	1.82	%(e)	.98	%(e)

(a)	Inception date of Class Z shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratio including distribution and services (12b-1) fees and net investment income ratio would be 2.50% and 1.16%, respectively, for the six months ended February 28, 2009 and 2.63% and -0.01%, respectively, for the period ended August 31, 2008. Does not include expenses of the underlying funds in which the fund invests.
(e)	Annualized

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden US Equity Active Extension Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden US Equity Active Extension Fund
Share Class	A	Z
NASDAQ	DUEAX	DUEZX
CUSIP	476297858	476297866

MF200E2    IFS-A163980    Ed. 04/2009

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)		It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)		There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)		(1)	Code of Ethics – Not required, as this is not an annual filing.

		(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

		(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b	)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	JennisonDryden Portfolios

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	April 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	April 22, 2009

*	Print the name and title of each signing officer under his or her signature.